Debt issues - Summary of balances (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Debt issues
Short-term debt	$ 19,595	$ 16,477
Long-term debt	109,184	133,848
Total debt issues	128,779	150,325	$ 181,457
Own issuances
Debt issues
Short-term debt	19,595	16,477
Covered bonds
Debt issues
Long-term debt	31,374	36,051
Senior
Debt issues
Long-term debt	72,804	89,766
Securitisation
Debt issues
Long-term debt	5,000	8,000
Structured notes
Debt issues
Long-term debt	6	31
Parent Entity
Debt issues
Short-term debt	16,752	14,160
Long-term debt	91,458	113,506
Total debt issues	108,210	127,666	$ 156,674
Parent Entity | Own issuances
Debt issues
Short-term debt	16,752	14,160
Parent Entity | Covered bonds
Debt issues
Long-term debt	27,234	31,926
Parent Entity | Senior
Debt issues
Long-term debt	$ 64,224	$ 81,580